Schedule of Investments - Virtus LifeSci Biotech Products ETF

January 31, 2020 (unaudited)

Security Description	Shares	Value

COMMON STOCKS - 98.7%
Health Care - 98.7%
ACADIA Pharmaceuticals, Inc.*(1)	13,276	$530,243
Acceleron Pharma, Inc.*	11,664	1,058,858
Agios Pharmaceuticals, Inc.*(1)	12,600	613,998
Aimmune Therapeutics, Inc.*(1)	18,800	583,740
Akcea Therapeutics, Inc.*(1)	30,486	526,493
Alexion Pharmaceuticals, Inc.*	5,334	530,146
Alnylam Pharmaceuticals, Inc.*(1)	5,002	574,180
Amgen, Inc.	2,489	537,748
Amicus Therapeutics, Inc.*	62,396	551,581
BeiGene Ltd. (China)*(1)(2)	3,343	509,339
Biogen, Inc.*	1,980	532,323
BioMarin Pharmaceutical, Inc.*	7,337	612,639
Clovis Oncology, Inc.*(1)	45,754	379,301
Enanta Pharmaceuticals, Inc.*	8,831	455,150
Exelixis, Inc.*	33,024	568,013
Gilead Sciences, Inc.	8,949	565,577
Global Blood Therapeutics, Inc.*(1)	7,657	499,696
Halozyme Therapeutics, Inc.*	30,996	588,304
Incyte Corp.*	6,424	469,402
Insmed, Inc.*(1)	25,355	520,792
Intercept Pharmaceuticals, Inc.*(1)	5,156	476,466
Ionis Pharmaceuticals, Inc.*(1)	9,329	544,067
Ironwood Pharmaceuticals, Inc.*(1)	46,003	555,716
Karyopharm Therapeutics, Inc.*	35,134	567,414
Lexicon Pharmaceuticals, Inc.*(1)	121,070	374,106
Ligand Pharmaceuticals, Inc.*(1)	5,547	487,082
Momenta Pharmaceuticals, Inc.*	35,192	1,021,272
Nektar Therapeutics*(1)	27,666	550,277
Neurocrine Biosciences, Inc.*	5,322	532,626
Omeros Corp.*(1)	43,917	560,381
Portola Pharmaceuticals, Inc.*(1)	22,368	286,087
PTC Therapeutics, Inc.*	12,197	628,145
Radius Health, Inc.*	26,290	461,652
Regeneron Pharmaceuticals, Inc.*	1,565	528,876
Retrophin, Inc.*	41,060	634,788
Sage Therapeutics, Inc.*(1)	8,072	535,012
Sarepta Therapeutics, Inc.*(1)	4,457	516,834
Seattle Genetics, Inc.*	5,168	560,159
Stemline Therapeutics, Inc.*(1)	58,544	388,147
Theravance Biopharma, Inc. (Cayman Islands)*	26,943	751,171
Ultragenyx Pharmaceutical, Inc.*(1)	13,774	723,824
United Therapeutics Corp.*	6,567	641,399
Vanda Pharmaceuticals, Inc.*	35,168	448,392
Vertex Pharmaceuticals, Inc.*	2,681	608,721
Total Health Care		24,590,137
Total Common Stocks
(Cost $28,144,453)		24,590,137
SECURITIES LENDING COLLATERAL - 4.3%
Money Market Fund - 4.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.49%(3)(4)
(Cost $1,066,246)	1,066,246	1,066,246
TOTAL INVESTMENTS - 103.0%
(Cost $29,210,699)		25,656,383
Liabilities in Excess of Other Assets - (3.0)%		(751,453)
Net Assets - 100.0%		$24,904,930

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $7,291,618; total market value of collateral held by the Fund was $7,602,730. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $6,536,484.
(2)	American Depositary Receipts.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of January 31, 2020.

Schedule of Investments - Virtus LifeSci Biotech Products ETF (continued)

January 31, 2020 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$24,590,137	$—	$—	$24,590,137
Money Market Fund	1,066,246	—	—	1,066,246
Total	$25,656,383	$—	$—	$25,656,383